Schedule of Basic And Diluted Net Loss Per Share Attributable To Common Stockholders (Details) - USD ($) $ / shares in Units, $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022		Dec. 31, 2021
Earnings Per Share [Abstract]
Net loss attributable to common stockholders	$ (6,768)	$ (3,597)	$ (5,121)		$ (1,582)
Deemed dividend	2,573
Net loss attributable to common stockholders	$ (9,341)	$ (3,597)
Weighted average number of shares outstanding, basic	28,230,842	28,230,842	28,230,842
Weighted average number of shares outstanding, diluted	28,230,842	28,230,842	28,230,842
Net loss per share, basic	$ (0.33)	$ (0.13)	$ (0.18)	[1]
Net loss per share, diluted	$ (0.33)	$ (0.13)	$ (0.18)	[1]
Net loss	$ (6,768)	$ (3,597)	$ (5,121)		$ (1,582)
Deemed dividend	$ (2,573)

[1]	The Company had no shares of its common stock issued and outstanding during the year ended December 31, 2021.